SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company entered into an exploration agreement dated February 20, 2026, with Wabauskang First Nation (“WFN”) to promote a cooperative and mutually respectful relationship concerning the Laird Lake project situated in the Red Lake Gold District of Ontario, or any other additional mining claims or properties in which Athena may acquire an interest, located within the WFN’s traditional territory. The Company issued 10,101 common shares.

The Company entered a Share Purchase Agreement dated February 25, 2026, Athena will acquired, all issued and outstanding shares of Last Bounty Gold Corp., a private British Columbia company, that holds a 100% interest in the Forester Gold Project. In consideration, The Company will issue 4,242,429 common shares. Last Bounty is a wholly owned subsidiary of Athena.

The Company issued 204,040 stock options on March 19, 2026 to the directors of the Company. The options have an exercise price of CAD$0.59 and expire on March 19, 2036.

On March 22, 2026, 202,020 options expired that were originally issued to the directors of the Company.

On April 2, 2026, the Canadian Securities Exchange approved the consolidation of the Company’s issued and outstanding common shares on the basis of every 9.9 pre-consolidation common shares for every one post-consolidation common share. All share information has been retrospectively restated for the consolidation.